Fair Value of Redeemable Noncontrolling Interest as of Date of Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	$ 4,723
Net income (loss) attributable to redeemable noncontrolling interest	711	307
Ending Balance	5,434	4,723
Two Thousand Eleven Acquisitions
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	4,723
Addition through acquisition of ClickPro		4,416
Net income (loss) attributable to redeemable noncontrolling interest	(50)	90
Accretion to redemption value	761	217
Ending Balance	$ 5,434	$ 4,723